Allowance for Loan and Lease Losses - Summary of Investment in Loans Disaggregated Based on Method of Evaluating Impairment (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	$ 4,147	$ 3,986	$ 4,067
Loans - Recorded Investment, Collectively Evaluated for Impairment	913,374	865,133	768,794
Allowance for Credit Loss, Individually Evaluated for Impairment	1,511	1,361	1,034
Allowance for Credit Loss, Collectively Evaluated for Impairment	4,504	4,291	3,323
Commercial and Industrial Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	2,370	2,194	1,726
Loans - Recorded Investment, Collectively Evaluated for Impairment	147,618	132,846	116,036
Allowance for Credit Loss, Individually Evaluated for Impairment	1,461	1,226	968
Allowance for Credit Loss, Collectively Evaluated for Impairment	3,425	1,820	1,379
Real Estate | 1-4 Single Family Residential Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	1,506	1,292	1,468
Loans - Recorded Investment, Collectively Evaluated for Impairment	237,100	231,218	205,173
Allowance for Credit Loss, Individually Evaluated for Impairment		119
Allowance for Credit Loss, Collectively Evaluated for Impairment	318	783	647
Real Estate | Construction, Land and Development Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	24
Loans - Recorded Investment, Collectively Evaluated for Impairment	152,534	139,470	113,316
Allowance for Credit Loss, Collectively Evaluated for Impairment	195	441	364
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	147	447	778
Loans - Recorded Investment, Collectively Evaluated for Impairment	305,258	285,284	251,092
Allowance for Credit Loss, Individually Evaluated for Impairment			15
Allowance for Credit Loss, Collectively Evaluated for Impairment	233	898	652
Consumer Loans and Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	100	53	95
Loans - Recorded Investment, Collectively Evaluated for Impairment	19,488	22,683	26,581
Allowance for Credit Loss, Individually Evaluated for Impairment	50	16	51
Allowance for Credit Loss, Collectively Evaluated for Impairment	296	182	135
Municipal and Other Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Collectively Evaluated for Impairment	51,376	53,632	56,596
Allowance for Credit Loss, Collectively Evaluated for Impairment	$ 37	$ 167	$ 146